Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 12,113	$ 6,127	$ (5,039)
Adjustments to reconcile net income (loss) to net cash generated from (used in) operating activities:
Depreciation and amortization	4,349	3,225	1,780
Stock-based compensation	1,878	1,414	1,462
Other income – government grants	(391)	(817)	(204)
Provisions for obsolete inventories	800	405	1,359
Loss (gain) on disposal of property and equipment, net	22	(189)	2
Deferred income taxes	(6)	(5)	(133)
Net loss (gain) recognized on long-term investments	0	79	(788)
Gain on sale of real estate	0	0	(500)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,354)	(6,095)	1,053
Inventories	(7,735)	(4,197)	133
Prepaid expenses and other current assets	461	(1,276)	981
Deferred charges	(393)	(3,836)	(571)
Operating lease right-of-use assets	98	(169)	(1,477)
Accounts payable	1,180	3,128	285
Income tax payable	35	(339)	198
Government grants	391	817	204
Accrued expenses and other current liabilities	117	808	661
Operating lease liabilities	(105)	197	1,494
Accrued pension liabilities	(46)	(33)	(42)
Other liabilities	0	3	3
Net cash generated from (used in) operating activities	10,414	(753)	861
CASH FLOWS FROM INVESTING ACTIVITIES
Short-term investments	(10,404)	(4,491)	(34,649)
Property and equipment	(8,806)	(2,476)	(1,672)
(Increase) decrease in other assets	(816)	(47)	6
Cash received on maturity of short-term investments	10,453	11,418	4,953
Disposal of property and equipment	137	331	1
Disposal of long-term investments	0	3,124	7,061
Sale of real estate	0	0	2,169
Net cash (used in) provided by investing activities	(9,436)	7,859	(22,131)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of treasury stock	(482)	(146)	(510)
Exercise of stock options	1,627	476	7
Issuance of ordinary shares under the Employee Stock Purchase Plan	126	77	109
Net cash provided by (used in) financing activities	1,271	407	(394)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	219	(545)	53
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	2,030	8,058	(21,717)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	18,789	10,731	32,448
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	20,819	18,789	10,731
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	$ 942	$ 1,223	$ 1,171